Fair Value Measurements -- Details of Purchases and Settlements (Details) (10-Q) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	$ 3	$ 10	$ 3	$ 10
Purchases, sales, issues, settlements	1		1			$ (9)
Available-for-sale Securities [Member] | Collateralized Debt Obligations and Asset Back Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	1	0	1	0
Available-for-sale Securities [Member] | Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	0	10	0	10
Purchases, sales, issues, settlements		10		10
Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	2	0	2	0	$ 0
Settlements	(2)	0	(2)	(4)	(4)
Purchases, sales, issues, settlements	0		0	(4)	(4)	(9)
Available-for-sale Securities [Member] | Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	3	0	3	0
Purchases, sales, issues, settlements	1		1	(4)	(4)	(9)
Available-for-sale Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases, sales, issues, settlements	1		1
Available-for-sale Securities [Member] | Other Long-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases					1
Settlements					0
Purchases, sales, issues, settlements	0	0	0	0	1	0
Available-for-sale Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases, sales, issues, settlements				0	0	0
Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases, sales, issues, settlements	1		1			(6)
Trading Securities [Member] | Collateralized Debt Obligations and Asset Back Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	1	0	1	0
Trading Securities [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases, sales, issues, settlements	0		0
Trading Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases, sales, issues, settlements	1		1
Securities Investment [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases	4	10	4	10	1
Settlements					(4)
Purchases, sales, issues, settlements	$ 2	$ 10	$ 2	$ 6	$ (3)	$ (15)